Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations of consolidated balance sheets
Other current assets	$23
Current assets – held for sale	$23

Accounts payable	$23
Accrued liabilities	11
Current liabilities – held for sale	$34

	2019	2018
Inventory	$-	$611
Other current assets	23	34
Current assets – held for sale	$23	$645

Property and equipment, net	$-	$995
Other assets	-	28
Non-current assets – held for sale	$-	$1,023

Accounts payable	$23	$30
Accrued liabilities	11	13
Current liabilities – held for sale	$34	$43

Schedule of loss from discontinued operations in the condensed consolidated statements
	Six months ended September 30,
	2019	2018
Revenue	$-	$2,479
Cost of revenue	-	2,845
Gross loss	-	(366)
Operating expenses	-	224
Loss from discontinued operations	$-	$(590)
Non-cash expenses	$-	$61

	2019	2018
Revenue	$9,883	$9,541
Cost of revenue	10,515	10,567
Gross (loss)	(632)	(1,026)
Operating expenses	1,668	3,155
Loss from discontinued operations	$(2,300)	$(4,181)
Non-cash expenses	$452	$2,223